UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE ABSOLUTE RETURN FUND

(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2006

ITEM 1. Schedule of Investments.
Worldwide Absolute Return Fund
Schedule of Portfolio Investments
September 30, 2006
Sector	No. of Shares/ Principal Amount	Securities			Value
Common Stocks:
Basic Materials 1.7%
	3,407	Celanese Corp.			$ 60,985
	681	Hercules, Inc. †			10,739
	3,070	Huntsman Corp. †			55,874
					127,598
Communications 4.2%
	3,769	Cablevision Systems Corp.			85,594
	15	Checkfree Corp. †			620
	2,399	DIRECTV Group, Inc. †			47,212
	2,240	EchoStar Communications Corp. †			73,338
	879	Interpublic Group of Cos, Inc.†			8,702
	2,861	Qwest Communications International, Inc. †			24,948
	613	Sprint Nextel Corp.			10,513
	1,122	US Cellular Corp. †			66,983
					317,910
Consumer Cyclical 8.8%
	5,617	AMR Corp. †			129,977
	577	Continental Airlines, Inc. †			16,335
	252	Costco Wholesale Corp.			12,519
	2,727	General Motors Corp.			90,700
	7,024	Goodyear Tire & Rubber Co. †			101,848
	4,589	Ingram Micro, Inc.†			87,925
	3,990	Marriott International, Inc.			154,174
	43	NVR, Inc. †			23,005
	418	Sabre Holdings Corp.			9,777
	808	Tech Data Corp.†			29,516
	122	UAL Corp. †			3,242
	202	WESCO International, Inc. †			11,722
					670,740
Consumer Non-Cyclical 9.2%
	2,382	AmerisourceBergen Corp.			107,666
	1,186	Archer-Daniels-Midland Co.			44,926
	1,013	Cardinal Health, Inc.			66,595
	766	Convergys Corp. †			15,818
	678	Health Net, Inc.†			29,507
	366	Humana, Inc. †			24,189
	126	Loews Corp-Carolina Group			6,979
	3,213	McKesson Corp.			169,389
	1,081	Medco Health Solutions, Inc.†			64,979
	2,137	Smithfield Foods, Inc. †			57,742
	4,767	United Rentals, Inc. †			110,833
					698,623
Energy 0.4%
	671	Consol Energy, Inc.			21,291
	379	Forest Oil Corp.†			11,973
	13	Marathon Oil Corp.			1,000
					34,264
Financial 4.0%
	1,693	American Financial Group, Inc.			79,452
	786	CapitalSource, Inc.			20,294
	876	First American Corp.			37,090
	5,509	Host Hotels & Resorts, Inc.			126,321
	87	Transatlantic Holdings, Inc.			5,256
	1,043	W.R. Berkley Corp. †			36,912
					305,325
Industrial 9.4%
	2,472	Allied Waste Industries, Inc. †			27,859
	5,890	Arrow Electronics, Inc.†			161,563
	8,628	Avnet, Inc. †			169,281
	1,625	Crown Holdings, Inc.†			30,225
	667	Fluor Corp.			51,286
	3,769	Owens-Illinois, Inc.			58,118
	276	Shaw Group, Inc. †			6,525
	562	Solectron Corp.†			1,832
	1,848	Swift Transportation Co., Inc. †			43,835
	1,162	Terex Corp. †			52,546
	1,542	Timken Co.			45,921
	1,375	USG Corp. †			64,680
					713,671
Technology 6.4%
	4,408	Agere Systems, Inc.†			65,811
	2,694	Computer Sciences Corp. †			132,329
	6,059	Electronic Data Systems Corp.			148,567
	1,527	Freescale Semiconductor, Inc. (Class B) †			58,041
	4,680	Western Digital Corp.†			84,708
					489,456
Utilities 0.1%
	301	CMS Energy Corp. †			4,346
	2	Energen Corp.			84
	15	MDU Resources, Inc.			335
					4,765

Total Common Stocks 44.2%
(Cost: $3,219,364)					3,362,352

Convertible Notes:
Communication 4.0%
	100,000	ADC Telecommunications, Inc.
		FRN 5.795% Due 6/15/13			97,000
	100,000	CenturyTel, Inc.
		4.75% Due 8/1/32			106,000
	100,000	Openwave Systems, Inc.
		2.75% Due 9/9/08			97,750
					300,750
Consumer Cyclical 2.5%
	100,000	ArvinMeritor, Inc.
		4.625% Due 3/1/26 R			97,750
	125,000	Carnival Corp.
		1.132% Due 4/29/33			89,844
					187,594

Consumer Non-Cyclical 3.9%
	100,000	FTI Consulting, Inc.
		3.75% Due 7/15/12 R			108,125
	100,000	Health Management Association
		1.5% Due 8/1/23			102,375
	100,000	Omnicare, Inc.
		3.250% Due 12/15/35			89,500
					300,000
Diversified 1.4%
	80,000	Leucadia National Corp.
		3.75% Due 4/15/14			103,900
Financial 2.4%
	90,000	Bankunited Capital Trust
		3.125% Due 3/1/34 R			84,712
	100,000	SLM Corp. FRN
		4.572% Due 7/25/35			100,740
					185,452
Industrial 1.3%
	100,000	Eastman Kodak Co.
		3.375% Due 10/15/33			98,250
Technology 2.5%
	100,000	Intel Corp.
		2.95% Due 12/15/35 R			89,875
	100,000	LSI Logic Corp.
		4% Due 5/15/10			100,750
					190,625
Total Convertible Notes 18.0%
(Cost: $1,373,039)					1,366,571

Preferred Stock:
Consumer Non-Cyclical 0.9%
	1,431	United Rentals Trust I 6.5%			67,257
Financial 3.7%
	1	Fannie Mae 5.375% R			96,522
	1,500	Reinsurance Group of America, Inc.			97,875
	1,900	Sovereign Capital Trust 4.375%			88,588
					282,985

Total Preferred Stocks 4.6%
(Cost: $349,002)					350,242

Short-Term Obligations 15.1%		Date of Maturity	Interest Rate
Repurchase Agreement : Purchased on 9/29/06 maturity value $1,150,412 (with State Street Bank & Trust Co., collateralized by $1,175,000 Federal National Mortgage Association 4.25% due 05/15/09 with a value of $1,175,045) (Cost $1,150,000)		10/2/06	4.30%		1,150,000

Total Investments 81.9%
(Cost: $6,091,405) (a)					6,229,165

Other assets less liabilities 18.1%					1,383,149
Net Assets 100.0%					$7,612,314

Sector	No. of Shares/ Principal Amount	Securities			Value
Securities Sold Short:
Basic Materials (2.1)%
	(2,857)	Cabot Corp.			(106,280)
	(935)	Weyerhaeuser Co.			(57,531)
					(163,811)
Communication (13.2)%
	(900)	ADC Telecommunications, Inc.†			(13,500)
	(2,292)	CBS Corp. (Class B)			(64,566)
	(178)	CenturyTel, Inc.			(7,061)
	(991)	Ciena Corp. †			(26,997)
	(1,218)	Crown Castle International Corp. †			(42,922)
	(7,287)	Discovery Holding Co. (Class A) †			(105,370)
	(290)	Dow Jones & Co., Inc.			(9,727)
	(1,526)	F5 Networks, Inc. †			(81,977)
	(1,277)	JDS Uniphase Corp. †			(2,797)
	(3,931)	Juniper Networks, Inc. †			(67,928)
	(392)	Liberty Media Holdings Corp.- Capital †			(32,759)
	(4,087)	NTL, Inc.			(103,932)
	(700)	Openwave Systems, Inc. †			(6,552)
	(2,010)	R.H. Donnelley Corp.			(106,329)
	(24,681)	Sirius Satellite Radio, Inc. †			(96,503)
	(8,654)	Symantec Corp.†			(184,157)
	(4,076)	XM Satellite Radio Holdings, Inc. †			(52,540)
					(1,005,617)
Consumer Cyclical (6.3)%
	(3,600)	ArvinMeritor, Inc. †			(51,264)
	(1,191)	Carnival Corp.			(56,013)
	(227)	International Speedway Corp.			(11,314)
	(12,001)	Southwest Airlines Co.			(199,937)
	(2,230)	Tiffany & Co.			(74,036)
	(1,238)	Wynn Resorts Ltd. †			(84,196)
					(476,760)
Consumer Non-Cyclical (13.2)%
	(1,855)	Allergan, Inc.			(208,892)
	(3,067)	Amylin Pharmaceuticals, Inc. †			(135,163)
	(2,257)	Bausch & Lomb, Inc.			(113,143)
	(4,786)	Boston Scientific †			(70,785)
	(414)	ConAgra Foods, Inc.			(10,135)
	(1,000)	FTI Consulting, Inc. †			(25,060)
	(61)	H.J. Heinz Co.			(2,558)
	(36)	J.M. Smucker Co.			(1,726)
	(469)	LifePoint Hospitals, Inc. †			(16,565)
	(2,105)	Moody's Corp.			(137,625)
	(600)	Omnicare, Inc.			(25,854)
	(2,211)	Paychex, Inc.			(81,475)
	(57)	Pharmaceutical Product Development, Inc.			(2,034)
	(194)	Proctor & Gamble Co.			(12,024)
	(500)	United Rentals, Inc. †			(11,625)
	(444)	Whole Foods Market, Inc.			(26,387)
	(2,288)	Wm. Wrigley Jr. Co.			(105,385)
	(403)	Wm. Wrigley Jr. Co. (Class B)			(18,538)
					(1,004,974)
Diversified (1.1)%
	(3,100)	Leucadia National Corp.			(81,127)
Energy (0.2)%
	(806)	Covanta Holding Corp. †			(17,353)
Financial (4.6)%
	(19)	Alleghany Corp. †			(5,491)
	(1,500)	Bankunited Financial Corp.			(39,105)
	(689)	Fannie Mae			(38,522)
	(939)	Fifth Third Bancorp			(35,757)
	(10,139)	Hudson City Bancorp, Inc.			(134,342)
	(293)	MBIA, Inc.			(18,002)
	(258)	New Century Financial Corp.			(10,142)
	(900)	Reinsurance Group of America, Inc.			(46,737)
	(1,050)	Sovereign Bancorp, Inc.			(22,586)
					(350,684)
Industrial (5.1)%
	(944)	American Power Conversion Corp.			(20,730)
	(1,950)	Eastman Kodak Co.			(43,680)
	(13,715)	Gentex Corp.			(194,890)
	(384)	Overseas Shipholding Group			(23,720)
	(779)	Stericycle, Inc. †			(54,366)
	(1,371)	Zebra Technologies Corp. †			(49,000)
					(386,386)
Technology (4.2)%
	(1,000)	Intel Corp.			(20,570)
	(134)	Kla-Tencor Corp.			(5,959)
	(2,386)	Linear Technology Corp.			(74,252)
	(3,850)	LSI Logic Corp.†			(31,647)
	(2,148)	Maxim Integrated Products, Inc.			(60,294)
	(6,424)	PMC-Sierra, Inc. †			(38,159)
	(179)	Red Hat, Inc. †			(3,773)
	(615)	Salesforce.com, Inc. †			(22,066)
	(1,060)	SanDisk Corp. †			(56,752)
	(756)	Teradyne, Inc.†			(9,949)
					(323,422)
Utilities (0.5)%
	(1,585)	Aqua America, Inc.			(34,775)
Total Securities Sold Short (50.5)%
(Proceeds: $4,033,886)					$(3,844,909)

Glossary:
FRN - Floating Rate Note
† - Non-Income Producing
R - Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities are considered liquid and the market value amounted to $476,984 or 6.3% of total net assets.

Restricted securities held by the Fund are as follows:

Security		Acquisition Date	Acquisition Cost	Value	Value as % of Net Assets
ArvinMeritor Inc. 4.625% 3/1/26		3/3/06	$ 101,075	$ 97,750	1.3%
Bankunited Capital Trust 3.125% 3/1/34		4/6/05	95,951	84,712	1.1%
Fannie Mae 5.375%		1/27/05	103,644	96,522	1.3%
FTI Consulting 3.75% 7/15/12		7/31/05	102,427	108,125	1.4%
Intel Corp. 2.95% 12/15/35		3/21/06	88,810	89,875	1.2%
				$476,984	6.3%

(a) - Securities segregated for securities sold short with a market value of $6,229,165.

Security Valuation— Securities traded on national exchanges or on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures contracts are valued using the closing price reported at the close of the respective exchange. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Absolute Return Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Absolute Return Fund

Date: November 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Absolute Return Fund

Date: November 22, 2006

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Absolute Return Fund

Date: November 22, 2006